SHARE-BASED PAYMENTS TO VENDORS (Details) - USD ($)	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Share-based vendor payments											$ 640,500	$ 165,903	$ 559,583	$ 430,680
Warrants outstanding (in shares)	6,136,245			6,195,456			4,217,809				6,136,245		6,195,456	4,217,809
Fourth Quarter 2021
Share-based compensation
Share-based vendor payments (in shares)										27,778
Share-based vendor payments													$ 0	$ 75,000
Contract term										6 months
First Quarter 2022
Share-based compensation
Share-based vendor payments (in shares)									30,000
Share-based vendor payments													0	113,100
Grant date fair value ($ per share)									$ 3.77
Vendor payment									$ 25,000
Contract term									6 months
Fourth Quarter 2022
Share-based compensation
Share-based vendor payments (in shares)							43,186
Share-based vendor payments	$ 0				$ 0						$ 0	46,743	46,742	$ 115,500
Contract term							6 months
Warrants outstanding (in shares)							10,096							10,096
Fourth Quarter 2022 | Minimum
Share-based compensation
Grant date fair value ($ per share)							$ 3.3							$ 3.3
Fourth Quarter 2022 | Maximum
Share-based compensation
Grant date fair value ($ per share)							$ 3.67							$ 3.67
First Quarter 2023
Share-based compensation
Share-based vendor payments (in shares)						36,000
Share-based vendor payments	0				0						0	119,160	119,160
Grant date fair value ($ per share)						$ 3.31
Contract term						6 months
Fourth Quarter 2023
Share-based compensation
Share-based vendor payments (in shares)				96,000
Share-based vendor payments	0				$ 0						76,600	$ 0	$ 393,681
Shares to be granted pursuant to vendor agreements				116,000
Fourth Quarter 2023 | Minimum
Share-based compensation
Grant date fair value ($ per share)				$ 1.5									$ 1.5
Contract term				4 months
Fourth Quarter 2023 | Maximum
Share-based compensation
Grant date fair value ($ per share)				$ 5.18									$ 5.18
Contract term				6 months
Third Quarter 2022
Share-based compensation
Share-based vendor payments (in shares)								36,000
Share-based vendor payments													$ 0	$ 127,080
Grant date fair value ($ per share)								$ 3.53
Contract term								6 months
First Quarter 2024
Share-based compensation
Share-based vendor payments	0										$ 329,700
Shares to be granted pursuant to vendor agreements			120,000
Contract term			4 months
First Quarter 2024 | Minimum
Share-based compensation
Grant date fair value ($ per share)			$ 1.87
First Quarter 2024 | Maximum
Share-based compensation
Grant date fair value ($ per share)			$ 4.81
Second Quarter 2024
Share-based compensation
Share-based vendor payments (in shares)											116,000
Share-based vendor payments	$ 121,400										$ 234,200
Shares to be granted pursuant to vendor agreements		156,000
Contract term		6 months
Second Quarter 2024 | Minimum
Share-based compensation
Grant date fair value ($ per share)	$ 1.8										$ 1.8
Second Quarter 2024 | Maximum
Share-based compensation
Grant date fair value ($ per share)	$ 2.4										$ 2.4